ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2015	2016
	(unaudited)
Assets
Current assets:
Cash and cash equivalents	$2,113,203	$6,324,046
Other current assets	112,808	113,826
Amounts due from subsidiaries	5,702,990	722,696
Loan receivable	2,010,838	1,909,741

Total current assets	9,939,839	9,070,309
Investments in subsidiaries	170,889,687	91,603,716
Total assets	$180,829,526	$100,674,025

Liabilities and equity
Current liabilities:
Other current liabilities	$1,717,051	$1,503,471
Amount due to subsidiaries	792,257	—
Total current liabilities	2,509,308	1,503,471
Total liabilities	2,509,308	1,503,471

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 89,018,518 and 91,818,518 shares issued and 76,531,135 and 75,406,875 shares outstanding as of December 31, 2015 and 2016, respectively)	890,185	918,185
Additional paid-in capital	161,308,330	161,938,330
Accumulated deficits	(126,349,246)	(122,910,876)
Accumulated other comprehensive income	162,580,400	80,865,261
Treasury stock, at cost (12,487,383 and 16,411,643 shares as of December 31, 2015 and 2016, respectively)	(20,109,451)	(21,640,346)
Total equity	178,320,218	99,170,554
Total liabilities and equity	$180,829,526	$100,674,025

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS
(In US dollars)

	For the years ended December 31,
	2014	2015	2016
	(unaudited)	(unaudited)
Operating expenses:
Other selling and marketing expenses	$357	$207,461	$270
General and administrative expenses	1,888,954	2,638,398	2,800,959
Total operating expenses	1,889,311	2,845,859	2,801,229
Loss from operations	(1,889,311)	(2,845,859)	(2,801,229)
Other expenses	(189,653)	112,848	128,188
Loss before income taxes	(2,078,964)	(2,733,011)	(2,673,041)
Equity in losses of an affiliate	—	—	(150,000)
Income taxes	—	—	—
Equity in gains (losses) of subsidiaries	(42,249,948)	(37,425,643)	6,261,411
Net income (loss) of Acorn International, Inc. shareholders	$(44,328,912)	$(40,158,654)	$3,438,370

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS
(In US dollars, except share data)

	For the years ended December 31,
	2014	2015	2016
	(unaudited)	(unaudited)
Net income (loss)	$(44,328,912)	$(40,158,654)	$3,438,370
Other comprehensive income, net of tax
Unrealized gain (loss) of available-for-sales securities in the subsidiaries, net of tax of $ 44,621,498 and $ (18,172,231) in 2015 and 2016, respectively.	—	130,928,599	(53,999,944)
Foreign currency translation adjustments	(700,108)	(2,933,003)	(27,715,195)
Comprehensive loss of Acorn International, Inc.	(45,029,020)	87,836,942	(78,276,769)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS
(In US dollars)

	For the years ended December 31,
	2014	2015	2016
	(unaudited)	(unaudited)
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$(44,328,912)	$(40,158,654)	$3,438,370
Share-based compensation	428,000	71,333	658,000
Exchange losses of convertible loan	—	—	213,330)
Equity in losses of affiliates	—	—	150,000
Equity in losses (gains) of subsidiaries	42,249,948	37,425,643	(6,261,411)
Accrued interests on long-term debt	4,126	—	—
Accrued interests on convertible loan	—	(140,291)	(112,233)
Changes in operating assets and liabilities:
Other current assets	(19,267	(24,389)	(1,019)
Other current liabilities	(48,564	1,135,638	(213,579)
Net cash used in operating activities	$(1,714,669)	$(1,690,720)	$(2,128,542)

Investing activities:
Cash received from capital deduction of YiyangYukang	3,056,479	—	—
Disbursement for loan receivables	—	(1,870,547)	—
Investment in an affiliate	—	—	(150,000)
Investment in an subsidiary	—	—	(1,567,757)
Dividend received	—	6,506,710	5,400,000
Net cash provided by investing activities	$3,056,479	$4,636,163	$3,682,243

Financing activities:
Repayment of Long-term debt	—	(8,506,324)	—
Amounts due from subsidiaries	27,643	3,178,570	4,980,294
Amounts due to subsidiaries	849,784	(57,527)	(792,257)
Repurchase of ordinary shares	—	(375,000)	(1,530,895)
Net cash provided by (used in) financing activities	$877,427	$(5,760,281)	$2,657,142
Net increase (decrease) in cash and cash equivalents	$2,219,237	$(2,814,838)	$4,210,843
Cash and cash equivalents at the beginning of the year	2,708,804	4,928,041	2,113,203
Cash and cash equivalents at the end of the year	$4,928,041	$2,113,203	$6,324,046

Note to Schedule I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004 to be the holding company of the Group. The Group is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include outbound marketing platform (which until early 2015 included TV direct sales) and Internet sales platform.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’ profit or loss as “Equity in income/loss of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2015 and 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. Nil, 6,506,710 and $5,400,000 dividend was paid by the Company's subsidiaries to the Company in 2014, 2015 and 2016.